Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Provisions for taxes
Current taxes	$ 1,258	$ 967	$ 1,278
Deferred taxes	(136)	63	(34)
Tax expense from continuing operations	1,122	1,030	1,244
Tax benefit from discontinued operations	(8)		(1)
Reconciliation of taxes:
Income from continuing operations before taxes	4,066	3,838	4,550
Weighted-average tax rate (as a percent)	22.70%	23.60%	24.90%
Income taxes at weighted average tax rate	922	906	1,134
Items taxed at rates other than the weighted-average tax rate	110	60	103
Changes in valuation allowance, net	31	44	(22)
Effects of changes in tax laws and enacted tax rates	1	(27)	(17)
Other, net	58	47	46
Tax expense from continuing operations	1,122	1,030	1,244
Effective tax rate for the year (as a percent)	27.60%	26.80%	27.30%
Reconciliation of taxes, non deductible expenses	71	94	60
Deferred tax assets:
Unused tax losses and credits	1,000	1,009
Pension and other accrued liabilities	1,335	1,395
Inventories	302	287
Property, plant and equipment	83	125
Other	140	104
Total gross deferred tax asset	2,860	2,920
Valuation allowance	(589)	(550)
Total gross deferred tax asset, net of valuation allowance	2,271	2,370
Deferred tax liabilities:
Property, plant and equipment, and intangible assets	(1,433)	(1,366)
Pension and other accrued liabilities	(206)	(252)
Inventories	(135)	(118)
Other current assets	(161)	(169)
Unremitted earnings	(598)	(766)
Other	(60)	(26)
Total gross deferred tax liability	(2,593)	(2,697)
Net deferred tax liability	(322)	(327)
Included in:
"Deferred taxes"-current assets	832	869
"Deferred taxes"-non-current assets	370	334
"Deferred taxes"-current liabilities	(259)	(270)
"Deferred taxes"-non-current liabilities	(1,265)	(1,260)
Net deferred tax liability	(322)	(327)
Foreign subsidiary retained earnings permanently reinvested	200	400
Unused tax losses and credits, valuation allowance	172	155
Net operating loss carry-forwards, available to certain subsidiaries	2,685
Tax credits, available to certain subsidiaries	239
Unrecognized tax benefits
Unrecognized tax benefits, balance at beginning of period	669	653	714
Net change due to acquisitions and divestments, Unrecognized tax benefits	17	10	9
Increase relating to prior year tax positions, Unrecognized tax benefits	43	51	52
Decrease relating to prior year tax positions, Unrecognized tax benefits	(30)	(73)	(31)
Increase relating to current year tax positions, Unrecognized tax benefits	90	141	128
Decrease related to current year tax positions, Unrecognized tax benefits	(1)	(3)	(2)
Decrease due to settlements with tax authorities, Unrecognized tax benefits	(18)	(89)	(78)
Decrease as a result of the applicable statute of limitations, Unrecognized tax benefits	(46)	(29)	(135)
Exchange rate differences, Unrecognized tax benefits	9	8	(4)
Unrecognized tax benefits, balance at end of period	733	669	653
Increase relating to current year tax positions, Unrecognized tax benefits, interpretation of tax law and double tax treaty	62	108	97
Penalties and interest related to unrecognized tax benefits:
Beginning balance of penalties and interest related to unrecognized tax benefits	127	169	178
Net change due to acquisitions and divestments, penalties and interest	2		2
Increase relating to prior year tax positions, penalties and interest	36	26	61
Decrease relating to prior year tax positions, penalties and interest		(56)	(11)
Increase relating to current year tax positions, penalties and interest	4	1	2
Decrease due to settlements with tax authorities, penalties and interest	(5)	(11)	(27)
Decrease as a result of the applicable statute of limitations, penalties and interest	(13)	(7)	(35)
Exchange rate differences, penalties and interest	3	5	(1)
Ending balance of penalties and interest related to unrecognized tax benefits	154	127	169
Total unrecognized tax benefits, including penalties and interest:
Classification as unrecognized tax items at beginning	796	822	892
Net change due to acquisitions and divestments	19	10	11
Increase relating to prior year tax positions	79	77	113
Decrease relating to prior year tax positions	(30)	(129)	(42)
Increase relating to current year tax positions	94	142	130
Decrease related to current year tax positions	(1)	(3)	(2)
Decrease due to settlements with tax authorities	(23)	(100)	(105)
Decrease as a result of the applicable statute of limitations	(59)	(36)	(170)
Exchange rate differences	12	13	(5)
Balance at end, which would, if recognized, affect the effective tax rate	887	796	822
Expiring through 2033
Included in:
Net operating loss carry-forwards, available to certain subsidiaries	1,779
Tax credits, available to certain subsidiaries	$ 238